Income taxes	12 Months Ended
Jun. 30, 2019
Income Taxes [Abstract]
Income taxes
Income taxes
Significant components of the Company’s net deferred income tax liability as at June 30, 2019 and June 30, 2018 are as follows:

	June 30, 2019	June 30, 2018
	$	$

Broadcast licenses	(17,967)	(17,967)
Tangible benefit obligation	1,644	2,171
Deferred revenue	372	—
Foreign tax credits	4,238	2,324
Property and equipment	1,501	697
Share issuance costs and deferred financing fees	(759)	(1,603)
Investment in film and television programs and acquired and library content	(16,146)	(27,568)
Intangible assets	2,094	(9,633)
Non-capital losses and other	8,617	33,900

Net deferred income tax liability	(16,406)	(17,679)

In the fourth quarter of 2019, the Company recorded a deferred tax expense of $21.7 million related to the de-recognition of the deferred tax asset in Canada. The recognition of the Canadian net operating losses is dependent upon the future taxable income and the ability under Canadian tax law to utilize its net operating losses. Based on the current forecast of Canadian taxable income, it is no longer probable that the losses will be utilized. The ending balance of deferred tax asset not recognized of $21 million (2018 - $nil), relates to the Canadian non-capital loss carry forwards which begin to expire in the 2033 taxation year. The de-recognition of the deferred tax asset related to the net operating losses does not constrain the Company's ability to utilize it against future income in Canada.

Deferred income tax liabilities have not been recognized for the withholding tax and other taxes that would be payable on unremitted earnings of certain subsidiaries, as such amounts are permanently reinvested. Unremitted earnings totaled $81,879 at June 30, 2019 (June 30, 2018 - $72,648).

The reconciliation of income taxes computed at the statutory tax rates to income tax expense (recovery) is as follows:

	June 30, 2019	June 30, 2018
	$	$

Income tax expense (recovery) based on combined federal and provincial tax rates of 31% (June 30, 2018 - 31%)	(25,391)	(1,664)
Income taxes increased (reduced) by:
Share-based compensation	7	915
Non-taxable or non-deductible portion of capital gain/(loss)	(4,768)	(1,024)
Tax rate differential	10,536	3,675
Non-controlling interest	(5,946)	(2,223)
Tax rate change on opening balance	—	2,120
Derecognition of deferred tax assets	21,743	—
Other	113	(308)
Provision for income taxes	(3,706)	1,491

The Company operates in multiple jurisdictions with differing tax rates. The Company’s effective tax rates are dependent on the jurisdiction to which income relates.